Stockholders Equity (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 17, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014	Nov. 02, 2011
Reverse stock split		1 for 100
Stock issued for Services, Value			$ 235,900
Conversion price (in dollars per share)			$ 0.800
Debt conversion, converted instrument, Value		$ 1,306,489
Debt conversion, converted instrument, shares		140,138,107
Debt conversion, converted instrument, Accrued interest		$ 4,590
Shares issued for joint venture, shares		100,000,000
Shares issued for joint venture, value		$ 5,500,000
Shares cancelled		200,000
Common stock in connection with cashless exercise, shares			4,566,214
Number of warrants issued			6,120,000
Warrants issued			25,245,000
Fair value of warrants			$ 120,476,603
Minimum [Member]
Conversion price (in dollars per share)		$ 0.008
Warrant exercise price			$ 0.50
Minimum [Member]
Conversion price (in dollars per share)		$ 0.0085
Warrant exercise price			$ 2.70
Investor
Number of shares converted			74,762
Stock issued for disputed penalties, shares			59,820
Stock issued for disputed penalties, value			$ 975,065
Investor | Principal [Member]
Debt conversion, converted instrument, Value			1,357,200
Investor | Accrued Interest [Member]
Debt conversion, converted instrument, Value			$ 62,934
Series H Convertible Preferred Stock [Member]
Preferred stock, issued		20,000	20,000
Preferred stock, Outstanding		20,000	20,000
Series G Convertible Preferred Stock [Member]
Preferred stock, issued		0	0
Preferred stock, Outstanding		0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, issued		0	0
Preferred stock, Outstanding		0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, issued		700	700
Preferred stock, Outstanding		700	700
Series B Convertible Preferred Stock [Member]
Preferred stock, issued		45,000	45,000
Preferred stock, Outstanding		45,000	45,000
Conversion price (in dollars per share)					$ 30.00
Gv Global Communications Inc [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, Outstanding		700	700
Debt conversion, converted instrument, Value				$ 7,770
Stock issued during period, shares, stock splits				120
Stock issued during period, additional shares, stock splits				42
BitSpeed
Shares issued for joint venture, value			$ 10,000,000
Stock issued for disputed penalties, shares			17,900,000
Altcorp [Member] | Series H Convertible Preferred Stock [Member]
Number of shares converted	20,000
Stock Issued for Acquisitions, Shares	625,000
Conversion price (in dollars per share)	$ 10.00
Debt conversion, converted instrument, Value	$ 10,000,000
Interest rate	6.00%
Maturity date	Dec. 31, 2021
Dividend per share	$ 500
Employees and Board Members [Member]
Stock issued for Services, Shares			9,500
Stock issued for Services, Value			$ 235,900